Stock-Based Compensation - Schedule of Stock Options Activity (Details)	3 Months Ended
Mar. 31, 2025 $ / shares shares
Schedule of Stock Option Activities [Abstract]
Number of Options, Outstanding Beginning | shares	104,823
Weighted Average Exercise Price, Outstanding Beginning | $ / shares	$ 27.61
Number of Options, Expired | shares
Weighted Average Exercise Price, Expired | $ / shares
Number of Options, Outstanding Ending | shares	104,823
Weighted Average Exercise Price, Outstanding Ending | $ / shares	$ 27.61
Number of Options, Options Exercisable | shares	104,823
Weighted Average Exercise Price, Options Exercisable | $ / shares	$ 27.61
Number of Options, Expected to Vest | shares
Weighted Average Exercise Price Options, Expected to Vest | $ / shares